LEASES (Tables)	6 Months Ended	12 Months Ended
	Apr. 30, 2026	Dec. 31, 2025
Leases
Schedule of remaining lease term

Year	Operating Lease Payment
Remainder of fiscal 2026		35,531
Total Payments		$35,531

Year ended	Operating Lease Payment
October 31, 2026 and beyond	$65,986
Total Payments	$65,986